Financial Risk Management (Tables)	12 Months Ended
Jun. 30, 2019
Financial risk management [abstract]
Schedule of net amounts of the financial instruments

	Net monetary position liability
	06.30.19	06.30.18
Borrowing position with third parties	(16,977,349)	(15,086,167)
Lending position with related parties	2,851,630	561,565
Net monetary position	(14,125,719)	(14,524,602)

Schedule of interest payable

At June 30, 2019	Less than 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 4 years	More than 4 years	Total
Trade and other payables	1,020,662	51,320	2,189	-	141,265	1,215,436
Borrowings (excluding finance lease liabilities)	2,263,180	8,029,743	1,794,879	16,752,238	128,513	28,968,553
Finance leases	11,040	3,872	865	-	-	15,777
Derivative financial instruments	13,152	8,391	4,427	986	-	26,956
Total	3,308,034	8,093,326	1,802,360	16,753,224	269,778	30,226,722

At June 30, 2018	Less than 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 4 years	More than 4 years	Total
Trade and other payables	1,488,766	136,898	7,032	4,787	-	1,637,483
Borrowings (excluding finance lease liabilities)	1,771,724	2,159,014	8,361,393	1,922,488	17,706,411	31,921,030
Finance leases	10,805	10,109	2,805	-	-	23,719
Derivative financial instruments	410	-	-	-	72,261	72,671
Total	3,271,705	2,306,021	8,371,230	1,927,275	17,778,672	33,654,903

Schedule of groups key metrics in relation to managing its capital structure

	06.30.19	06.30.18
Gearing ratio (i)	36.68%	29.08%
Debt ratio (ii)	38.71%	28.73%

(i)	Calculated as total current and non-current borrowings divided by total current and non-current borrowings plus equity.

(ii)	Calculated as total current and non-current borrowings divided by total properties at fair value (including trading properties, property, plant and equipment, investment properties and units to be received under barter agreements).